Equipment (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Statement [Line Items]
Balance, Beginning	$ 448,000			$ 273,000
Acquisitions		$ 5		391
Dispositions			$ (197)
Foreign Currency Translation Adjustment		14		(19,000)
Balance, Ending	467,000		448,000
Accumulated Amortization, Balance Beginning	74,000			229,000
Accumulated Amortization, Amortization		89,000		60,000
Accumulated Amortization, Disposition			(197)
Accumulated Amortization, Foreign Currency Translation Adjustment		7		(18,000)
Accumulated Amortization, Balance Ending	170,000		74,000
Net Book Value, Equipment	297,000		374,000
Right-of-use assets [member]
Statement [Line Items]
Balance, Beginning		271,000		121,000
Acquisitions		0		272
Dispositions			(113)
Foreign Currency Translation Adjustment		10,000		(9,000)
Balance, Ending	281,000			271,000
Accumulated Amortization, Balance Beginning		19,000		110,000
Accumulated Amortization, Amortization		55,000		33,000
Accumulated Amortization, Disposition			(113)
Accumulated Amortization, Foreign Currency Translation Adjustment		3,000		(11,000)
Accumulated Amortization, Balance Ending	77,000			19,000
Net Book Value, Equipment	204,000			252,000
Leasehold Improvements [Member]
Statement [Line Items]
Balance, Beginning		116,000		89,000
Acquisitions		0		117
Dispositions			(84)
Foreign Currency Translation Adjustment		3		(6,000)
Balance, Ending	119,000			116,000
Accumulated Amortization, Balance Beginning		8,000		78,000
Accumulated Amortization, Amortization		23,000		18,000
Accumulated Amortization, Disposition			(84)
Accumulated Amortization, Foreign Currency Translation Adjustment		1		(4,000)
Accumulated Amortization, Balance Ending	32,000			8,000
Net Book Value, Equipment	87,000			108,000
Office Furnishings And Equipments [Member]
Statement [Line Items]
Balance, Beginning	61,000	61,000		63,000
Acquisitions		5		2,000
Dispositions			0
Foreign Currency Translation Adjustment		1,000		(4,000)
Balance, Ending	67,000		61,000	61,000
Accumulated Amortization, Balance Beginning		47,000		41,000
Accumulated Amortization, Amortization		11,000		9,000
Accumulated Amortization, Disposition			$ 0
Accumulated Amortization, Foreign Currency Translation Adjustment		$ 3		(3,000)
Accumulated Amortization, Balance Ending	61,000			47,000
Net Book Value, Equipment	$ 6,000			$ 14,000